Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional amount	$ 2,877,000	$ 3,811,000
Derivative assets	213,000	318,000
Net gain/loss recognised of fair value of yield maintenance provisions	0	0
Net gains (losses) recognized in earnings	(28,000)	9,000
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	2,877,000	3,811,000
Interest-rate swaps	761,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative assets	8,000	25,000
Interest rate lock commitments related to residential mortgage loans	$ 1,560,000	$ 2,964,000